PROVISIONS - Environmental Rehabilitation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions, noncurrent	$ 2,058	$ 2,211
Environmental rehabilitation
Disclosure of other provisions [line items]
Environmental rehabilitation, beginning balance	2,204	2,725
Environmental rehabilitation, ending balance	2,153	2,204
Current provisions	(270)	(191)
Provisions, noncurrent	1,883	2,013
Operating segments [member] | Environmental rehabilitation
Disclosure of other provisions [line items]
Other increase (decrease) due to revisions	91	(317)
Cash payments	(50)	(43)
Settlement gains	5	3
Accretion	58	43
Other items not allocated to segments | Environmental rehabilitation
Disclosure of other provisions [line items]
Decrease through loss of control of subsidiary, other provisions	(64)	0
Other increase (decrease) due to revisions	14	(117)
Cash payments	(117)	(102)
Settlement gains	7	5
Accretion	$ 29	$ 23